T. ROWE PRICE Diversified Mid-Cap Growth Fund
March 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.2%
COMMUNICATION SERVICES  4.1%
Entertainment  2.3%
Liberty Media Corp-Liberty Formula One, Class C (1) 71,400 6,427
Live Nation Entertainment (1) 166,200 21,702
ROBLOX, Class A (1) 473,300 27,589
Take-Two Interactive Software (1) 15,653 3,244
TKO Group Holdings  31,100 4,752
63,714
Interactive Media & Services  0.8%
Pinterest, Class A (1) 639,800 19,834
Reddit, Class A (1) 27,936 2,930
22,764
Media  1.0%
Trade Desk, Class A (1) 496,124 27,148
27,148
Total Communication Services 113,626
CONSUMER DISCRETIONARY  14.2%
Broadline Retail  1.0%
Coupang (1) 1,038,300 22,770
Ollie's Bargain Outlet Holdings (1) 34,400 4,003
26,773
Diversified Consumer Services  0.6%
Bright Horizons Family Solutions (1) 35,700 4,536
Duolingo (1) 24,500 7,608
Service Corp. International  40,412 3,241
15,385
Hotels, Restaurants & Leisure  6.7%
Cava Group (1) 84,400 7,293
Churchill Downs  62,300 6,920
Darden Restaurants  54,637 11,351
Domino's Pizza  11,800 5,422
DoorDash, Class A (1) 21,800 3,984
DraftKings, Class A (1) 421,480 13,997
Dutch Bros, Class A (1) 53,600 3,309
Expedia Group  118,400 19,903
Hilton Worldwide Holdings  140,790 32,037
Hyatt Hotels, Class A  22,700 2,781
Las Vegas Sands  219,900 8,495

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Light & Wonder (1) 46,100 3,993
Planet Fitness, Class A (1) 75,700 7,313
Royal Caribbean Cruises  142,300 29,234
Texas Roadhouse  88,900 14,813
Viking Holdings (1) 83,431 3,316
Wingstop  36,500 8,234
182,395
Household Durables  0.3%
NVR (1) 569 4,122
SharkNinja (1) 23,000 1,919
TopBuild (1) 5,500 1,677
7,718
Specialty Retail  4.5%
AutoZone (1) 1,051 4,007
Burlington Stores (1) 105,448 25,131
Carvana (1) 46,300 9,680
Dick's Sporting Goods  20,300 4,092
Floor & Decor Holdings, Class A (1) 27,700 2,229
RH (1) 8,200 1,922
Ross Stores  187,100 23,909
Tractor Supply  502,900 27,710
Ulta Beauty (1) 40,895 14,990
Williams-Sonoma  51,300 8,111
121,781
Textiles, Apparel & Luxury Goods  1.1%
Birkenstock Holding (1) 52,300 2,398
Deckers Outdoor (1) 181,200 20,260
On Holding, Class A (1) 88,100 3,869
Skechers USA, Class A (1) 67,900 3,856
30,383
Total Consumer Discretionary 384,435
CONSUMER STAPLES  2.4%
Beverages  0.5%
Celsius Holdings (1) 131,546 4,686
Primo Brands  270,300 9,593
14,279
Consumer Staples Distribution & Retail  1.7%
BJ's Wholesale Club Holdings (1) 84,074 9,593
Casey's General Stores  31,389 13,624
Performance Food Group (1) 70,750 5,563

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
U.S. Foods Holding (1) 253,400 16,588
45,368
Food Products  0.1%
Freshpet (1) 28,600 2,379
2,379
Personal Care Products  0.1%
elf Beauty (1)(2) 52,050 3,268
3,268
Total Consumer Staples 65,294
ENERGY  4.7%
Energy Equipment & Services  0.2%
Noble (2) 61,800 1,464
TechnipFMC  93,300 2,957
4,421
Oil, Gas & Consumable Fuels  4.5%
Cheniere Energy  110,100 25,477
Coterra Energy  84,300 2,436
Diamondback Energy  33,600 5,372
Expand Energy  36,600 4,074
Magnolia Oil & Gas, Class A  131,200 3,314
Matador Resources  58,700 2,999
Permian Resources  522,300 7,234
Targa Resources  247,800 49,677
Viper Energy  505,780 22,836
123,419
Total Energy 127,840
FINANCIALS  12.6%
Banks  1.0%
NU Holdings, Class A (1) 2,638,644 27,020
27,020
Capital Markets  7.2%
Ameriprise Financial  90,065 43,601
Ares Management, Class A  195,100 28,604
Blue Owl Capital  470,300 9,425
Coinbase Global, Class A (1) 162,650 28,013
LPL Financial Holdings  72,810 23,819
Morningstar  11,454 3,435
MSCI  47,686 26,966
Robinhood Markets, Class A (1) 92,800 3,862
StepStone Group, Class A  99,500 5,197

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Stifel Financial  86,500 8,154
TPG  74,120 3,516
Tradeweb Markets, Class A  89,851 13,339
197,931
Financial Services  2.1%
Block (1) 237,650 12,912
Corebridge Financial  113,900 3,596
Corpay (1) 71,808 25,041
Shift4 Payments, Class A (1)(2) 40,300 3,293
Toast, Class A (1) 344,000 11,410
56,252
Insurance  2.3%
Allstate  60,800 12,590
Arch Capital Group  49,700 4,780
Arthur J Gallagher  17,300 5,973
Brown & Brown  132,100 16,433
Hartford Insurance Group  26,900 3,328
Kinsale Capital Group  23,400 11,389
Ryan Specialty Holdings  117,706 8,695
63,188
Total Financials 344,391
HEALTH CARE  13.9%
Biotechnology  4.1%
Alkermes (1) 71,000 2,344
Alnylam Pharmaceuticals (1) 125,080 33,774
Argenx, ADR (1) 11,267 6,669
Ascendis Pharma, ADR (1) 19,960 3,111
Avidity Biosciences (1) 56,500 1,668
BeiGene, ADR (1) 14,100 3,838
Blueprint Medicines (1) 20,750 1,837
Exact Sciences (1) 85,918 3,719
Insmed (1) 39,200 2,991
Krystal Biotech (1) 12,100 2,182
Legend Biotech, ADR (1) 59,100 2,005
Madrigal Pharmaceuticals (1) 9,700 3,213
Natera (1) 123,900 17,521
Neurocrine Biosciences (1) 100,022 11,062
Nuvalent, Class A (1) 26,800 1,901
Revolution Medicines (1) 51,400 1,817
Sarepta Therapeutics (1) 79,700 5,086
Summit Therapeutics (1)(2) 136,400 2,631
Ultragenyx Pharmaceutical (1) 32,400 1,173

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
United Therapeutics (1) 7,100 2,189
Vaxcyte (1) 27,700 1,046
111,777
Health Care Equipment & Supplies  3.6%
Alcon  25,100 2,383
Dexcom (1) 239,700 16,369
Globus Medical, Class A (1) 45,500 3,331
IDEXX Laboratories (1) 90,000 37,795
Inspire Medical Systems (1) 16,100 2,564
Insulet (1) 50,406 13,237
Lantheus Holdings (1) 41,300 4,031
Penumbra (1) 29,003 7,756
ResMed  47,720 10,682
98,148
Health Care Providers & Services  4.3%
Cardinal Health  161,525 22,253
Cencora  233,800 65,017
Chemed  7,000 4,307
Encompass Health  90,400 9,156
Molina Healthcare (1) 14,525 4,784
Quest Diagnostics  21,600 3,655
Tenet Healthcare (1) 57,900 7,788
116,960
Health Care Technology  1.0%
Veeva Systems, Class A (1) 114,495 26,520
26,520
Life Sciences Tools & Services  0.8%
Agilent Technologies  18,118 2,119
Bio-Rad Laboratories, Class A (1) 6,211 1,513
Bio-Techne  61,500 3,606
IQVIA Holdings (1) 20,000 3,526
Medpace Holdings (1) 12,150 3,702
Mettler-Toledo International (1) 2,375 2,804
Repligen (1) 23,404 2,978
Revvity  23,600 2,497
22,745
Pharmaceuticals  0.1%
Verona Pharma, ADR (1) 44,100 2,800
2,800
Total Health Care 378,950

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES  17.1%
Aerospace & Defense  3.4%
Axon Enterprise (1) 74,000 38,920
BWX Technologies  27,800 2,742
HEICO  105,565 28,206
Howmet Aerospace  125,700 16,307
Loar Holdings (1) 60,800 4,296
Standardaero (1) 92,902 2,475
92,946
Building Products  1.2%
AAON  72,100 5,633
Advanced Drainage Systems  24,100 2,619
Carlisle  8,500 2,894
Lennox International  29,561 16,579
Trex (1) 99,900 5,804
33,529
Commercial Services & Supplies  0.9%
Clean Harbors (1) 19,100 3,765
Copart (1) 61,926 3,505
GFL Environmental (2) 60,200 2,908
Republic Services  16,200 3,923
Rollins  83,793 4,527
Waste Connections  24,075 4,699
23,327
Construction & Engineering  1.1%
API Group (1) 99,400 3,554
Comfort Systems USA  42,028 13,547
Quanta Services  46,614 11,848
WillScot Holdings  83,300 2,316
31,265
Electrical Equipment  1.2%
AMETEK  23,137 3,983
Hubbell  9,800 3,243
Vertiv Holdings, Class A  343,778 24,820
32,046
Ground Transportation  2.0%
Lyft, Class A (1) 324,600 3,853
Old Dominion Freight Line  193,034 31,937
Saia (1) 18,200 6,360
XPO (1) 107,900 11,608
53,758

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Machinery  0.5%
Esab  33,278 3,877
RBC Bearings (1) 12,873 4,142
Symbotic (1)(2) 98,300 1,987
Westinghouse Air Brake Technologies  17,800 3,228
13,234
Professional Services  4.7%
Booz Allen Hamilton Holding  165,470 17,305
Broadridge Financial Solutions  100,062 24,261
CACI International, Class A (1) 6,400 2,348
Equifax  19,500 4,749
FTI Consulting (1) 14,492 2,378
iCapital, Acquisition Date: 3/10/25, Cost $1,731 (1)(3)(4) 123,611 1,731
KBR  68,700 3,422
Parsons (1) 49,200 2,913
Paychex  118,900 18,344
Paylocity Holding (1) 62,198 11,652
Verisk Analytics  127,200 37,857
Verra Mobility (1) 99,400 2,238
129,198
Trading Companies & Distributors  2.1%
Core & Main, Class A (1) 143,800 6,947
Fastenal  505,500 39,201
Ferguson Enterprises  15,400 2,468
FTAI Aviation  20,400 2,265
SiteOne Landscape Supply (1) 16,504 2,004
United Rentals  6,800 4,262
57,147
Total Industrials & Business Services 466,450
INFORMATION TECHNOLOGY  26.2%
Communications Equipment  0.1%
Ciena (1) 39,700 2,399
2,399
Electronic Equipment, Instruments & Components  0.9%
Badger Meter  11,200 2,131
CDW  41,678 6,679
Celestica (1) 22,900 1,805
Coherent (1) 27,800 1,805
Corning  129,300 5,919
Keysight Technologies (1) 14,600 2,187

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Zebra Technologies, Class A (1) 13,400 3,786
24,312
IT Services  4.1%
Cloudflare, Class A (1) 357,295 40,264
Gartner (1) 84,706 35,554
Globant (1) 22,198 2,613
GoDaddy, Class A (1) 152,700 27,507
MongoDB (1) 14,755 2,588
Twilio, Class A (1) 33,200 3,251
111,777
Semiconductors & Semiconductor Equipment  2.2%
Entegris  118,539 10,370
First Solar (1) 11,760 1,487
Impinj (1) 14,900 1,351
Lattice Semiconductor (1) 99,179 5,202
MACOM Technology Solutions Holdings (1) 20,700 2,078
MKS Instruments  17,400 1,395
Monolithic Power Systems  49,950 28,970
Onto Innovation (1) 26,625 3,231
Rambus (1) 91,500 4,737
58,821
Software  18.0%
Appfolio, Class A (1) 19,800 4,354
AppLovin, Class A (1) 236,651 62,705
Braze, Class A (1) 59,400 2,143
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $1,936 (1)(3)
(4) 1,136 2,150
CCC Intelligent Solutions Holdings (1) 231,300 2,089
Clearwater Analytics Holdings, Class A (1) 96,800 2,594
Confluent, Class A (1) 221,252 5,186
CyberArk Software (1) 19,700 6,659
Databricks, Class A, Acquisition Date: 7/24/20 - 8/28/20,
Cost $835 (1)(3)(4) 52,161 4,825
Datadog, Class A (1) 272,746 27,059
Descartes Systems Group (1) 38,600 3,892
Docusign (1) 203,200 16,540
Dynatrace (1) 233,073 10,989
Elastic (1) 64,300 5,729
Fair Isaac (1) 19,623 36,188
Fortinet (1) 34,200 3,292
Guidewire Software (1) 42,100 7,888
HubSpot (1) 55,349 31,620

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Manhattan Associates (1) 69,275 11,987
Monday.com (1) 16,025 3,897
Nutanix, Class A (1) 133,400 9,313
Palantir Technologies, Class A (1) 1,868,306 157,685
Procore Technologies (1) 54,270 3,583
PTC (1) 84,234 13,052
Rubrik, Class A (1) 38,600 2,354
SailPoint (1) 273,327 5,125
Samsara, Class A (1) 113,323 4,344
ServiceTitan, Class A (1) 17,301 1,645
Snyk, Acquisition Date: 9/3/21, Cost $1,690 (1)(3)(4) 117,787 933
Socure, Acquisition Date: 12/22/21, Cost $432 (1)(3)(4) 26,874 112
Tanium, Class B, Acquisition Date: 9/24/20, Cost $547 (1)(3)(4) 48,005 253
Tyler Technologies (1) 38,294 22,264
Zscaler (1) 99,301 19,703
492,152
Technology Hardware, Storage & Peripherals  0.9%
Pure Storage, Class A (1) 206,400 9,137
Super Micro Computer (1)(2) 459,750 15,742
24,879
Total Information Technology 714,340
MATERIALS  0.8%
Chemicals  0.1%
RPM International  26,273 3,039
3,039
Construction Materials  0.4%
Vulcan Materials  42,400 9,892
9,892
Metals & Mining  0.1%
Steel Dynamics  23,100 2,889
2,889
Paper & Forest Products  0.2%
Louisiana-Pacific  70,632 6,497
6,497
Total Materials 22,317
REAL ESTATE  1.9%
Industrial Real Estate Investment Trusts  0.1%
Rexford Industrial Realty, REIT  43,300 1,695
Terreno Realty, REIT  34,600 2,188
3,883

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Real Estate Management & Development  0.4%
CBRE Group, Class A (1) 33,200 4,342
CoStar Group (1) 41,700 3,304
FirstService  17,800 2,954
10,600
Residential Real Estate Investment Trusts  0.1%
Equity LifeStyle Properties, REIT  42,100 2,808
2,808
Retail Real Estate Investment Trusts  0.4%
Simon Property Group, REIT  70,900 11,775
11,775
Specialized Real Estate Investment Trusts  0.9%
CubeSmart, REIT  79,800 3,408
Iron Mountain, REIT  180,100 15,496
Lamar Advertising, Class A, REIT  61,520 7,000
25,904
Total Real Estate 54,970
UTILITIES  1.3%
Independent Power & Renewable Electricity
Producers  1.3%
Vistra  302,500 35,526
Total Utilities 35,526
Total Common Stocks (Cost $2,104,938) 2,708,139
CONVERTIBLE PREFERRED STOCKS  0.7%
HEALTH CARE  0.0%
Biotechnology  0.0%
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $1,627 (1)(3)(4) 200,815 988
Total Health Care 988
INFORMATION TECHNOLOGY  0.7%
Software  0.7%
Canva, Series A, Acquisition Date: 11/4/21, Cost $116 (1)(3)(4) 68 129
Canva, Series A-3, Acquisition Date: 11/4/21, Cost $5 (1)(3)(4) 3 6
Databricks, Series F, Acquisition Date: 10/22/19,
Cost $1,552 (1)(3)(4) 108,447 10,031
Databricks, Series G, Acquisition Date: 2/1/21, Cost $775 (1)
(3)(4) 13,101 1,212

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Databricks, Series H, Acquisition Date: 8/31/21, Cost $2,225 (1)
(3)(4) 30,282 2,801
DataRobot, Series G, Acquisition Date: 6/11/21, Cost $2,174 (1)
(3)(4) 79,458 227
Rappi, Series E, Acquisition Date: 9/8/20, Cost $2,929 (1)(3)(4) 49,017 1,069
Snyk, Series F, Acquisition Date: 9/3/21, Cost $2,816 (1)(3)(4) 197,401 1,563
Socure, Series A, Acquisition Date: 12/22/21, Cost $525 (1)(3)
(4) 32,662 136
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $431 (1)
(3)(4) 26,807 112
Socure, Series B, Acquisition Date: 12/22/21, Cost $8 (1)(3)(4) 485 2
Socure, Series E, Acquisition Date: 10/27/21, Cost $998 (1)(3)
(4) 62,133 258
Tanium, Series G, Acquisition Date: 8/26/15, Cost $985 (1)(3)
(4) 198,465 1,044
Total Information Technology 18,590
Total Convertible Preferred Stocks (Cost $17,166) 19,578
SHORT-TERM INVESTMENTS  0.0%
Money Market Funds  0.0%
T. Rowe Price Government Reserve Fund, 4.39% (5)(6) 4,047 4
Total Short-Term Investments (Cost $4) 4
SECURITIES LENDING COLLATERAL  0.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 4.39% (5)(6) 22,357,089 22,357
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 22,357
Total Securities Lending Collateral (Cost $22,357) 22,357
Total Investments in Securities  100.7%
(Cost $2,144,465) $ 2,750,078
Other Assets Less Liabilities (0.7)% (18,082)
Net Assets 100.0% $ 2,731,996
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2025.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

.
.
.
.
.
.
.
.
.
.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $29,582 and represents 1.1% of net assets.
(4) Level 3 in fair value hierarchy.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Diversified Mid-Cap Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.39% $ — $ — $ 28++
Totals $ —# $ — $ 28+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
T. Rowe Price Government
Reserve Fund, 4.39% $ 15,303  ¤  ¤ $ 22,361
Total $ 22,361^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $28 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $22,361.

T. ROWE PRICE Diversified Mid-Cap Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Diversified Mid-Cap Growth Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2025, totaled $77,000 for the period ended March 31, 2025.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,698,135 $ — $ 10,004 $ 2,708,139
Convertible Preferred Stocks — — 19,578 19,578
Short-Term Investments 4 — — 4
Securities Lending Collateral 22,357 — — 22,357
Total $ 2,720,496 $ — $ 29,582 $ 2,750,078
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Ending
Balance
3/31/25
Investment in Securities
Common Stocks $ 7,836 $ 437 $ 1,731 $ 10,004
Convertible Preferred Stocks 19,938 (360) — 19,578
Total $ 27,774 $ 77 $ 1,731 $ 29,582

T. ROWE PRICE Diversified Mid-Cap Growth Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F149-054Q1 03/25